Notes Payable (Senior 6.25% Convertible Note) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended						12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 24, 2007 Warrants Issued to Senior Secured Note Holder [Member]	Jul. 30, 2010 Warrants Issued to Senior Secured Note Holder [Member]	Dec. 24, 2007 Warrants Issued to Third Party For Financing Fees [Member]	Dec. 31, 2012 Common Stock [Member]	Mar. 26, 2012 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 24, 2010 Amended and Restated Senior 6.25% Convertible Note [Member]	Jul. 30, 2010 Amended and Restated Senior 6.25% Convertible Note [Member]	Jun. 30, 2010 Amended and Restated Senior 6.25% Convertible Note [Member]	Mar. 26, 2010 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 24, 2007 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 31, 2012 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 31, 2011 Amended and Restated Senior 6.25% Convertible Note [Member]	Jun. 30, 2012 Amended and Restated Senior 6.25% Convertible Note [Member]	Mar. 31, 2011 Amended and Restated Senior 6.25% Convertible Note [Member]	Oct. 29, 2010 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 23, 2009 Amended and Restated Senior 6.25% Convertible Note [Member]
Convertible notes
Principal issued												$ 5,500,000				$ 15,000,000	$ 5,500,000					$ 15,000,000
Debt maturity date													Jun. 21, 2012	Jul. 21, 2012	Dec. 21, 2011	Dec. 21, 2013
Debt interest rate																6.25%						6.25%
Number of shares of common stock notes are convertible into																2,752,294
Conversion price												$ 1.35	$ 1.8	$ 1.8		$ 5.45						$ 1.35
Number of shares of common stock warrants can be exercised for							1,875,000	5,208,333	112,500
Exercise price of warrants							5.00	1.8	3.75
Shares of common stock issued										25,402,164			2,000,000	2,000,000	1,000,000	1,000,000	2,000,000
Value of shares of common stock issued					2,107,834					1,270,108					990,000	3,750,000
Payments for commissions, finders fees and other transaction expenses																1,377,000
Debt Instrument, periodic interest payment																234,375
Warrant term length							5 years		3 years
Fair value of warrants							3,750,000		252,000
Number of shares issuable, contingent to equity raised													800,000
Payments for debt extinguishment costs			66,646	275,041	275,041						275,041
Number of warrants cancelled												5,208,333
Value of shares issued for debt restructuring											760,000
Number of shares issued for debt restructuring											2,000,000	800,000
Shares of stock issuable, but forgone in lieu of cash payment												3,500,000
Funding threshold													6,000,000		6,000,000						8,000,000
Proceeds received from equity financing																					2,500,000
Required cash balance													950,000		1,250,000
Cash paid to settle debt											2,750,000	2,750,000					2,750,000
Debt forgiveness												7,200,000
Gain on troubled debt restructuring												3,062,457
Interest paid			65,700	248,643	347,902	357,246					680,816	350,434				937,000
Repayments of convertible debt												2,500,000
Common stock issued for interest						19,634
Gain on extinguishment of debt	345,397		414,484	1,672,575	1,578,914	(954,017)					2,173,033
Number of shares issued for agent fees											586,164
Value of shares issued for agent fees											222,742
Gain (loss) on derivative valuation	709,509	2,959,155	(25,606)	4,588,480	8,829,748	11,724,400											203,700	2,322,200
Derivative valuation	1,275,275	4,309,537	1,275,275	4,309,537	1,191,269	3,760,200												285,200		81,500
Long-term debt																		6,180,816
Accrued interest payable																	680,816	680,816	203,700
Accrued interest payable currently																		$ 171,875	$ 81,500